UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30,2000

Check here if Amendment |_|; Amendment Number:
This Amendment (Check only one.): |_| is a restatement.
                                  |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     S & E Partners, L.P.
Address:  660 Madison Avenue, 20th Floor
          New York, NY 10021

13F File Number: 28-04327

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Craig Effron
Title:    President
Phone:    212-355-5600
Signature, Place, and Date of Signing:


/s/ Craig Effron                  New York, NY                    11/7/00
--------------------------------------------------------------------------------
[Signature]                      [City, State]                    [Date]


Report Type (Check only one.):

|X|   13F HOLDINGS REPORT.

|_|   13F NOTICE.

|_|   13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

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I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

                          FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                   1

Form 13F Information Table Entry Total:             80

Form 13F Information Table Value Total:   $252,612,000

List of Other Included Managers:

No.  13F File Number     Name

01      28-04329         Scoggin LLC

                                                           VALUE    SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER         TITLE OF CLASS     CUSIP   (x$1000)  PRN AMT  PRN CALL DSCRETN   MANAGERS    SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- --------- --- ---- ------- ------------ ------- -------- --------
AT&T Corp                      common           001957109   5,075    175,000           Sole                 Sole
AT&T Corp                      common           001957109   5,075    175,000          Defined     01        Sole
AT&T Corp                      common           001957109   4,350    150,000     Put   Sole                 Sole
AT&T Corp                      common           001957109   4,350    150,000     Put  Defined     01        Sole
AT&T Canada Inc.               common           00207Q202   1,500     50,000           Sole                 Sole
AT&T Canada Inc.               common           00207Q202   1,500     50,000          Defined     01        Sole
Avis Group Holdings Inc.       common           053790101     593     20,000           Sole                 Sole
Avis Group Holdings Inc.       common           053790101     593     20,000          Defined     01        Sole
Avis Group Holdings Inc.       common           053790101     518     17,500     Call  Sole                 Sole
Avis Group Holdings Inc.       common           053790101     518     17,500     Call Defined     01        Sole
AXA Financial Inc.             common           002451102   8,914    175,000           Sole                 Sole
AXA Financial Inc.             common           002451102   8,914    175,000          Defined     01        Sole
Bestfoods                      common           08658U101   16,369   225,000           Sole                 Sole
Bestfoods                      common           08658U101   16,369   225,000          Defined     01        Sole
Bogen Communications Int'l     common            97189104    2,500   392,148           Sole                 Sole
Bogen Communications Int'l     common            97189104    1,237   194,000          Defined     01        Sole
Columbia Energy Group          common           197648108   14,204   200,000           Sole                 Sole
Columbia Energy Group          common           197648108   14,204   200,000          Defined     01        Sole
Columbus McKinnon Corp         common           199333105    4,170   307,500           Sole                 Sole
Columbus McKinnon Corp         common           199333105    1,987   146,475          Defined     01        Sole
Cyberonics, Inc.               common           23251P102      279    13,000           Sole                 Sole
Cyberonics, Inc.               common           23251P102      281    13,100          Defined     01        Sole
Dow Chemical Company           common           260543103      623    25,000     Call  Sole                 Sole
Dow Chemical Company           common           260543103      623    25,000     Call Defined     01        Sole
Earthgrain Co.                 common           270319106    3,227   175,000           Sole                 Sole
Earthgrain Co.                 common           270319106    3,227   175,000          Defined     01        Sole
Edward Life Sciences           common           28176E108    2,181   100,000           Sole                 Sole
Edward Life Sciences           common           28176E108    2,181   100,000          Defined     01        Sole
EarthLink Inc.                 common           270321102      228    25,000           Sole                 Sole
EarthLink Inc.                 common           270321102      228    25,000          Defined     01        Sole
Global Light
 Telecommunications            common           37934X100      322    62,500           Sole                 Sole
Global Light
 Telecommunications            common           37934X100      296    57,500          Defined     01        Sole
Harcourt General Inc.          common           41163G101    1,475    25,000           Sole                 Sole
Harcourt General Inc.          common           41163G101    1,475    25,000          Defined     01        Sole
Hercules Inc.                  common           427056106      777    55,000     Call  Sole                 Sole
Hercules Inc.                  common           427056106      777    55,000     Call Defined     01        Sole
International Paper Company    common           460146103      574    20,000     Call  Sole                 Sole
International Paper Company    common           460146103      574    20,000     Call Defined     01        Sole
Lycos, Inc.                    common           550818108    2,750    40,000           Sole                 Sole
Lycos, Inc.                    common           550818108    2,750    40,000          Defined     01        Sole
Lycos, Inc                     common           550818108    1,719    25,000     Call  Sole                 Sole
Lycos, Inc                     common           550818108    1,719    25,000     Call Defined     01        Sole
Marvel Enterprises Inc. 8%     conv. prf        57383M207    1,730   288,362           Sole                 Sole
Marvel Enterprises Inc. 8%     conv. prf        57383M207    1,153   192,241          Defined     01        Sole
Mallinckrodt Inc.              common           561232109    2,281    50,000           Sole                 Sole
Mallinckrodt Inc.              common           561232109    2,281    50,000          Defined     01        Sole
Nabisco Group Holdings Corp.   common           62952P102    5,700   200,000           Sole                 Sole
Nabisco Group Holdings Corp.   common           62952P102    5,700   200,000          Defined     01        Sole
Overseas Fimgroup Inc          common           690337118        5    40,000           Sole                 Sole
Overseas Fimgroup Inc          common           690337118        4    30,000          Defined     01        Sole
Philip Morris Companies Inc.   common           718154107      368    12,500     Call  Sole                 Sole
Philip Morris Companies Inc.   common           718154107      368    12,500     Call Defined     01        Sole
Philip Morris Companies Inc.   common           718154107    2,208    75,000     Call  Sole                 Sole
Philip Morris Companies Inc.   common           718154107    2,061    70,000     Call Defined     01        Sole
Powertel, Inc.                 common           73936C109    1,502    19,750           Sole                 Sole
Powertel, Inc.                 common           73936C109    1,502    19,750          Defined     01        Sole
R.H. Donnelley Corporation     common           74955W307    3,961   187,500           Sole                 Sole
R.H. Donnelley Corporation     common           74955W307    3,961   187,500          Defined     01        Sole
R.H. Donnelley Corporation     common           74955W307      264    12,500     Call  Sole                 Sole
R.H. Donnelley Corporation     common           74955W307      211    10,000     Call Defined     01        Sole
R.H. Donnelley Corporation     common           74955W307      475    22,500     Call  Sole                 Sole
R.H. Donnelley Corporation     common           74955W307      528    25,000     Call Defined     01        Sole

                                                           VALUE    SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER         TITLE OF CLASS     CUSIP   (x$1000)  PRN AMT  PRN CALL DSCRETN   MANAGERS    SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- --------- --- ---- ------- ------------ ------- -------- --------
Rare Medium Group Inc          common           75382N109      744   100,000           Sole                 Sole
Rare Medium Group Inc          common           75382N109      744   100,000          Defined     01        Sole
SDL, Inc.                      common           784076101    4,640    15,000           Sole                 Sole
SDL, Inc.                      common           784076101    4,640    15,000          Defined     01        Sole
Seagate Technology Inc         common           811804103    8,177   118,500           Sole                 Sole
Seagate Technology Inc         common           811804103   15,732   228,000          Defined     01        Sole
Seagram Company Ltd.           common           811850106    5,744   100,000           Sole                 Sole
Seagram Company Ltd.           common           811850106    5,744   100,000          Defined     01        Sole
Spherion Corporation           common           848420105      895    75,000           Sole                 Sole
Spherion Corporation           common           848420105      895    75,000          Defined     01        Sole
Terra Networks, S.A.           common           88100W103      551    15,000     Call  Sole                 Sole
Terra Networks, S.A.           common           88100W103      551    15,000     Call Defined     01        Sole
VoiceSTream Wireless Corp      common           928615103   10,272    88,500           Sole                 Sole
VoiceSTream Wireless Corp      common           928615103   10,562    91,000          Defined     01        Sole
WorldCom, Inc.                 common           98157D106      759    25,000           Sole                 Sole
WorldCom, Inc.                 common           98157D106      759    25,000          Defined     01        Sole
Wyndham International Inc      common           983101106    1,858 1,025,100           Sole                 Sole
Wyndham International Inc      common           983101106    1,858 1,025,000          Defined     01        Sole

                                                           252,612